Net income per common share - Reconciliation of numerator used for calculation of diluted net income per common share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Numerator for basic net income per common share	$ 174,140	$ 353,830
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	0	(316)
Equity-settled expense	0	(5,503)
Numerator for diluted net income per common share	$ 174,140	$ 348,011